LONG-TERM INVESTMENTS, NET	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 7 – LONG-TERM INVESTMENTS, NET

Long-term investments consisted of the following:

	As of
	Ownership interest	June 30, 2026	Ownership interest	December 31, 2025
Equity method investment:
S T Meng Pte. Ltd.	19%	$1,875,000	21%	$1,875,000
Share of loss from equity investment		(334,119)		(159,220)
Loss on dilution of equity investment		(129,106)		—
Foreign currency translation		11,499		(2,640)
Equity method investment, net		1,423,274		1,713,140

Long-term investment without readily determinable fair value:
Investment A	4%	100,444	4%	100,444
Less: accumulated impairment losses		(100,444)		(100,444)
		—		—

Total		$1,423,274		$1,713,140

(i) Equity investments accounted for using equity method

In January 2025, the Company, through its subsidiary, VS Media SG acquired 21% equity interest of S T Meng Pte. Ltd., a limited liability company incorporated in the Republic of Singapore, for the consideration of 75,000 shares of Class A Ordinary Share of the Company at the current market price of $25 per share. This transaction was closed on February 14, 2025.

In February 2026, VS Media SG was informed that its equity interest in S T Meng has been diluted to 19% as a result of the additional shares allotment undertaken for working capital purposes resulting in a recognition of $129,106 loss on dilution.

On April 27, 2026, the Company and S T Meng entered into an agreement, with S T Meng agreed to convert the outstanding loan principal amount of $3,800,000 into 51,072 shares, increasing its ownership interest from 19% to 41.52% upon completion. As of June 30, 2026 and the date of issuance of these unaudited condensed consolidated financial statements, the proposed conversion remained under management’s consideration and had not been completed, and no related shares had been issued. Accordingly, the outstanding indebtedness continued to be recognized as a note receivable in the consolidated balance sheet as of June 30, 2026.

The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. Share of loss from equity investment was $174,899 for the six months ended June 30, 2026.

(ii) Equity investments without readily determinable fair value

In February 2024, the Company acquired 4% equity interest of Investment A for a cash consideration of $100,000. Investment A is a limited liability company incorporated in Georgia, the United States of America. Investment A is a private company and its principal business is engaged in the provision of marketing services to develop and deploy brands and talent in US market.

Management assesses the investments subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. The Company is not required to determine the fair value of these investments unless impairment indicators existed. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

In the year-ended December 31, 2025, the Company evaluated the investments and recognized a full impairment loss of $100,444.